Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Allowance for accounts receivable		$ 500	$ 200
Impairment Losses	$ 0		0
Research And Development Capitalized Non Refundable Advance Payment		0
Research and development capitalized refundable advance payment			0
Income Tax Penalties AndI nterest Accrued		$ 0	$ 0